Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		138 Months Ended	147 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (7,916,882)	$ (7,758,104)	$ (9,531,259)	$ (11,497,332)	$ (46,974,678)	$ (54,891,560)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	633,535	749,155	1,009,140	1,279,590	4,398,494	5,032,029
Non-cash compensation	238,495	238,484	345,662	351,990	1,610,210	1,848,705
Issuance of common stock and warrants for services	100,000	0	0	0	529,138	629,138
Issuance of common stock for accrued interest	228,384	0	0	258,181	461,200	689,584
Accretion of convertible debenture discount	17,208	47,686	53,294	132,689	193,128	210,336
Loss on disposal of fixed assets	15,921	25,103	418	0	24,071	39,992
Bad debt expense	5,000	0	30,032	0	30,032	35,032
Net change in assets and liabilities:
Trade accounts receivable	56,125	15,315	(81,103)	(25,999)	(157,753)	(101,628)
Prepaid expenses	(74,328)	18,804	111,858	(75,455)	(29,667)	(103,995)
Other receivables	280,870	291,711	1,698	727,327	70,904	351,774
Inventory	313,782	(606,983)	(681,850)	43,729	(905,186)	(591,404)
Increase (decrease)
Trade accounts payable	(813,738)	108,698	(233,423)	780,834	2,390,179	1,576,441
Other payables and accrued expenses	(353,758)	181,983	453,536	57,260	764,459	410,701
Net cash used in operating activities	(7,269,386)	(6,688,148)	(8,521,997)	(7,967,186)	(37,595,469)	(44,864,855)
Cash flows from investing activities:
Movement in restricted cash	0	49,979	49,979	(86)	0	0
Purchase of and deposits on equipment	(42,715)	(390,624)	(408,169)	(1,241,880)	(4,491,474)	(4,534,189)
Proceeds from sale of equipment	0	0	0	0	47,450	47,450
Net cash used in investing activities	(42,715)	(340,645)	(358,190)	(1,241,966)	(4,444,024)	(4,486,739)
Cash flows from financing activities:
Net advances on bank line of credit	0	0	(275,000)	0	2,725,000	2,725,000
Proceeds from sale of common stock	4,830,775	4,406,851	5,738,521	2,282,100	25,768,010	30,598,785
Proceeds from short and long-term debt	1,769,500	1,090,000	1,090,000	7,405,000	11,630,000	13,399,500
Proceeds from shareholder debt	825,000	1,358,216	2,148,216	0	3,398,216	4,223,216
Repayment of long-term debt	(483,921)	(255,262)	(278,001)	(401,984)	(1,443,339)	(1,927,260)
Proceeds from Obligation related to the Letter of Credit	600,000	0				600,000
Repayment of Obligation related to the Letter of Credit	(222,305)	0				(222,305)
Financing costs	0	0	0	0	(4,387)	(4,387)
Net cash provided by financing activities	7,319,049	6,599,805	8,423,736	9,285,116	42,073,500	49,392,549
Effect of exchange rate changes on cash	6,487	(19,944)	(21,222)	18,617	(6,403)	84
Net increase (decrease) in cash	13,435	(448,932)	(477,673)	94,581	27,604	41,039
Cash, beginning of period	27,604	505,277	505,277	410,696	0	0
Cash, end of period	41,039	56,345	27,604	505,277	27,604	41,039
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	403,140	315,235	372,754	338,767	1,243,113	1,646,253
Supplemental disclosure of non-cash investing and financing activities:
Financed equipment	205,381	72,635	72,635	283,125	2,790,907	2,996,288
Debt converted to company stock	3,331,600	0	0	9,425,791	9,628,710	12,960,310
Stock subscription	$ 0	$ 23,605	$ 0	$ 0	$ 0	$ 0